Securitization Transactions (Quantitative Information about Delinquencies, Impaired Loans and Components of Financial Assets Sold on Securitization, Other Assets Managed Together, and Net Credit Loss) (Detail) - JPY (¥)
¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	¥ 4,040,593		¥ 4,040,593		¥ 4,019,730
Direct financing leases sold on securitization	0		0		0
Principal amount of assets managed or sold on securitization receivables	4,040,593		4,040,593		4,019,730
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	78,746		78,746		80,347
Direct financing leases sold on securitization	0		0		0
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	78,746		78,746		80,347
Assets recorded on the balance sheet credit losses	4,859	¥ 5,223	7,949	¥ 7,712
Direct financing leases sold on securitization credit losses	0	0	0	0
Assets managed or sold on securitization net credit losses	4,859	5,223	7,949	7,712
Direct Financing Leases
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	1,214,698		1,214,698		1,204,024
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	12,737		12,737		11,600
Assets recorded on the balance sheet credit losses	700	1,295	938	1,787
Installment Loans
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	2,825,895		2,825,895		2,815,706
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	66,009		66,009		¥ 68,747
Assets recorded on the balance sheet credit losses	¥ 4,159	¥ 3,928	¥ 7,011	¥ 5,925